Commitments and Contingencies (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Commitments and Contingencies
Financial liabilities, Beginning balance	$ 382,428	$ 1,141,262	$ 1,107,212
Change in carrying value	30,426	(758,834)	34,050
Financial liabilities, Ending balance	$ 412,854	$ 382,428	$ 1,141,262